Expense Example - Class I and Class Z - AMG Yacktman Special Opportunities Fund	Apr. 24, 2021 USD ($)
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,378
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	672
Expense Example, with Redemption, 10 Years	$ 1,492